Cover	Dec. 04, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 04, 2025
Entity File Number	001-40117
Entity Registrant Name	SUNPOWER INC.
Entity Central Index Key	0001838987
Entity Tax Identification Number	93-2279786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	45700 Northport Loop East
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	270-2507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Complete Solaria, Inc.
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPWR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	SPWRW
Security Exchange Name	NASDAQ